ANNUAL REPORT	DECEMBER 31, 2001

JOHNSON

◆
Mutual Funds

          ◆    JIC Institutional Bond Fund I
          ◆    JIC Institutional Bond Fund II
          ◆    JIC Institutional Bond Fund III

INVESTMENT ADVISER:

Johnson Investment Counsel, Inc.
3777 West Fork Road
Cincinnati, Ohio 45247
513-661-3100
800-541-0170

OUR MESSAGE TO YOU
Performance Review
Portfolio of Investments
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGE IN NET ASSETS
FINANCIAL HIGHLIGHTS
NOTES TO THE FINANCIAL STATEMENTS
INDEPENDENT AUDITOR’S REPORT
TRUSTEES AND OFFICERS

JOHNSON MUTUAL FUNDS	DECEMBER 31, 2001

Our Message to You	1

Performance Review and Management Discussion
JIC Institutional Bond Fund I	2
JIC Institutional Bond Fund II	3
JIC Institutional Bond Fund III	4

Portfolio of Investments
JIC Institutional Bond Fund I	5
JIC Institutional Bond Fund II	6-7
JIC Institutional Bond Fund III	8-9

Statement of Assets and Liabilities	10

Statement of Operations	11

Statement of Change in Net Assets	12

Financial Highlights
JIC Institutional Bond Fund I	13
JIC Institutional Bond Fund II	13
JIC Institutional Bond Fund III	13

Notes to the Financial Statements	14-16

Report of the Independent Auditors	17

Trustees and Officers Table	18

Trustees, Officers, Transfer Agent, Fund Accountant Custodian, Auditors, Legal Counsel	Back Page

OUR MESSAGE TO YOU

February 22, 2002

Dear Shareholder:

We are pleased to present you with the Johnson Mutual Funds 2001 Annual Report for the Institutional Funds. On the next several pages, we have provided commentary on the performance of each of the Funds for the year as well as the relative performance compared to an appropriate index. The remainder of the report provides the holdings of each Johnson Mutual Fund as well as other financial data and notes.

The year 2001 will be remembered for the terrorist attacks against our country and a turbulent economy. Events of September 11, 2001 and the subsequent biological attacks against innocent lives have saddened us all. The economic landscape can almost seem trivial in light of these events, but it has also been affected. Gross Domestic Product suffered during the third and fourth quarters of the year as a result of the attacks. The Federal Reserve Board provided economic stimulus with 11 interest rate cuts during 2001 that should add an important stimulus to the economy. Short and intermediate term bonds enjoyed very good positive returns as a result of the lower interest rates.

It is particularly important that investment portfolios be managed wisely during difficult times. The U.S. economy and markets have shown resiliency during times of crisis as the American spirit has allowed our economy to move forward. While it is impossible to predict the future of the markets, the team at Johnson Investment Counsel, Inc. is focused on prudently managing your assets by emphasizing quality investments and diversifying portfolios. Times of crisis do indeed cause volatility even in the fixed income markets.

Thank you for your continued confidence by selecting Johnson Mutual Funds to help meet your financial goals. As always, please feel free to call us at (513) 661-3100 or (800) 541-0170 with comments or to obtain counsel and information for your investment needs.

Sincerely, Timothy E. Johnson, President Johnson Mutual Funds

JIC Institutional Bond Fund I	Performance Review — December 31, 2001

	8/31/2000	10/31/2000	12/31/2000	2/28/2001	4/30/2001	6/29/2001	8/31/2001	10/31/2001	12/31/2001

JIC Institutional Bond Fund I	10,000.00	10,106.88	10,323.14	10,530.05	10,640.54	10,743.15	10,955.35	11,144.02	10,980.35
Merrill Lynch 1-3 year Government Corporate Index	10,000.00	10,125.00	10,347.00	10,554.00	10,677.00	10,786.00	10,991.00	11,270.00	11,248.00

For periods ending December 31, 2001:

	Average Annual
	Total Returns (a)

	1 Year	1.3 Years (b)

JIC Institutional Bond Fund I	5.42%	6.54%
Merrill Lynch 1-3 year Government Corporate Index	8.71%	8.90%

(a)  The data represented on this page represents past performance and is not a guarantee of future performance. The value of your shares may fluctuate and be worth more or less than their original cost at the time of redemption. The rates of return numbers above include changes in the Fund’s or Index’s share price plus reinvestment of any dividends and capital gains. The Fund’s performance is after all fees. The Index does not include any fees. A shareholder cannot invest directly in the Merrill Lynch 1-3 year Government Corporate Index.

(b)  Inception of the JIC Institutional Bond Fund I was August 31, 2000. The average annual total return numbers are not annualized.

JIC I
AAA	44.00%
AA	20.00%
A	27.0%
BBB	9.0%
100.0%

How did the JIC Institutional Bond Fund I perform relative to the market?

The JIC Institutional Bond Fund I had a total return of 5.42% for the year compared with 8.71% for the Merrill Lynch 1-3 Year Government Corporate Index. The primary contributing factor for the underperformance was the Enron Corporation bond holding. The unprecedented and rapid downfall of the company caused severe principal erosion of the bond held in the Fund. The laddered maturity structure of the Fund relative to the compact maturity structure of the Index in a falling rate environment also contributed to the Fund’s underperformance. Generally, a compact maturity structure will provide better performance in a falling interest rate environment. The Fund is structured with laddered maturities to provide greater stability of income and to ensure the lowest possible capital gains tax consequences from Fund cash flows.

We believe the Fund is well positioned to benefit from the economic environment that appears to be unfolding for the upcoming year. With expectations for an improving economy, the bond market environment should consist of modestly higher rates and an improving situation for corporate bonds. Higher rates would benefit the laddered maturity structure of the Fund and a narrower yield spread between corporates and treasuries should benefit the Fund’s corporate bond allocation.

The Fund maintains its focus on high quality securities. Securities we believe provide inadequate quality measures to ensure stability in the current economic environment have been sold. Each security in the Fund is rated investment grade by the credit rating agencies and over 90% of the assets are rated “A” or higher as indicated in the Quality Allocation Chart on this page.

JIC Institutional Bond Fund I Objective:	Income and Capital Preservation
Primary Asset Category:	Investment-Grade Government/Corporate Bonds

JIC Institutional Bond Fund II	Performance Review — December 31, 2001

$10,000 Initial Investment Since Inception

	8/31/2000	10/31/2000	12/31/2000	2/28/2001	4/30/2001	6/29/2001	8/31/2001	10/31/2001	12/31/2001

JIC Institutional Bond Fund II	10,000.00	10,106.83	10,449.37	10,691.12	10,749.11	10,843.36	11,190.01	11,525.55	11,267.02
Merrill Lynch 3-5 year Government Corporate Index	10,000.00	10,152.00	10,485.00	10,756.00	10,832.00	10,929.00	11,265.00	11,664.00	11,471.00

For periods ending December 31, 2001:

	Average Annual
	Total Returns (a)

	1 Year	1.3 Years (b)

JIC Institutional Bond Fund II	6.86%	8.62%
Merrill Lynch 3-5 year Government Corporate Index	9.40%	11.67%

(a)  The data represented on this page represents past performance and is not a guarantee of future performance. The value of your shares may fluctuate and be worth more or less than their original cost at the time of redemption. The rates of return numbers above include changes in the Fund’s or Index’s share price plus reinvestment of any dividends and capital gains. The Fund’s performance is after all fees. The Index does not include any fees. A shareholder cannot invest directly in the Merrill Lynch 3-5 year Government Corporate Index.

(b)  Inception of the JIC Institutional Bond Fund II was August 31, 2000. The average annual total return numbers are not annualized.

JIC II
AAA	57.00%
AA	15.00%
A	20.0%
BBB	8.0%
100.0%

How did the JIC Institutional Bond Fund II perform relative to the market?

The JIC Institutional Bond Fund II had a total return of 6.86% for the year compared with 9.40% for the Merrill Lynch 3-5 Year Government Corporate Index. The primary contributing factor for the underperformance was the Enron Corporation bond holding. The unprecedented and rapid downfall of the company caused severe principal erosion of the bond held in the Fund. The laddered maturity structure of the Fund relative to the compact maturity structure of the Index in a falling rate environment also contributed to the Fund’s underperformance. Generally, a compact maturity structure will provide better performance in a falling interest rate environment. The Fund is structured with laddered maturities to provide greater stability of income and to ensure the lowest possible capital gains tax consequences from Fund cash flows.

We believe the Fund is well positioned to benefit from the economic environment that appears to be unfolding for the upcoming year. With expectations for an improving economy, the bond market environment should consist of modestly higher rates and an improving situation for corporate bonds. Higher rates would benefit the laddered maturity structure of the Fund and a narrower yield spread between corporates and treasuries should benefit the Fund’s corporate bond allocation.

The Fund maintains its focus on high quality securities. Securities we believe provide inadequate quality measures to ensure stability in the current economic environment have been sold. Each security in the Fund is rated investment grade by the credit rating agencies and over 90% of the assets are rated “A” or higher as indicated in the Quality Allocation Chart on this page.

JIC Institutional Bond Fund II Objective:	Income and Capital Preservation
Primary Asset Category:	Investment-Grade Government/Corporate Bonds

JIC Institutional Bond Fund III	Performance Review — December 31, 2001

$10,000 Initial Investment Since Inception

	8/31/2000	10/31/2000	12/31/2000	2/28/2001	4/30/2001	6/29/2001	8/31/2001	10/31/2001	12/31/2001

JIC Institutional Bond Fund III	10,000.00	10,106.83	10,449.37	10,744.30	10,754.06	10,819.18	11,252.52	11,640.15	11,269.17
Merrill Lynch 5-7 year Government Corporate Index	10,000.00	10,157.00	10,575.00	10,876.00	10,895.00	10,996.00	11,402.00	11,842.00	11,565.00

For periods ending December 31, 2001:

	Average Annual
	Total Returns (a)

	1 Year	1.3 Years (b)

JIC Institutional Bond Fund III	6.65%	8.64%
Merrill Lynch 5-7 year Government Corporate Index	9.37%	11.69%

(a)  The data represented on this page represents past performance and is not a guarantee of future performance. The value of your shares may fluctuate and be worth more or less than their original cost at the time of redemption. The rates of return numbers above include changes in the Fund’s or Index’s share price plus reinvestment of any dividends and capital gains. The Fund’s performance is after all fees. The Index does not include any fees. A shareholder cannot invest directly in the Merrill Lynch 5-7 year Government Corporate Index.

(b)  Inception of the JIC Institutional Bond Fund III was August 31, 2000. The average annual total return numbers are not annualized.

JIC III
AAA	47.00%
AA	19.00%
A	25.0%
BBB	9.0%
100.0%

How did the JIC Institutional Bond Fund III perform relative to the market?

The JIC Institutional Bond Fund III had a total return of 6.65% for the year compared with 9.37% for the Merrill Lynch 5-7 Year Government Corporate Index. The primary factor for the underperformance was the Enron Corporation bond holding. The unprecedented and rapid downfall of the company caused severe principal erosion of the bond held in the Fund. The laddered maturity structure of the Fund relative to the compact maturity structure of the Index in a falling rate environment also contributed to the Fund’s underperformance. Generally, a compact maturity structure will provide better performance in a falling interest rate environment. The Fund is structured with laddered maturities to provide greater stability of income and to ensure the lowest possible capital gains tax consequences from Fund cash flows. The income distribution for the Fund exceeded that of comparable maturity treasuries for the year.

We believe the Fund is well positioned to benefit from the economic environment that appears to be unfolding for the upcoming year. With expectations for an improving economy, the bond market environment should consist of modestly higher rates and an improving situation for corporate bonds. Higher rates would benefit the laddered maturity structure of the Fund and a narrower yield spread between corporates and treasuries should benefit the Fund’s corporate bond allocation.

The Fund maintains its focus on high quality securities. Securities we believe provide inadequate quality measures to ensure stability in the current economic environment have been sold. Each security in the Fund is rated investment grade by the credit rating agencies and over 90% of the assets are rated “A” or higher as indicated in the Quality Allocation Chart on this page.

JIC Institutional Bond Fund III Objective:	Income and Capital Preservation
Primary Asset Category:	Investment-Grade Government/Corporate Bonds

JIC Institutional Bond Fund I	Portfolio of Investments as of December 31, 2001

Fixed Income Securities — Bonds

	Face Value	Dollar Value

Finance
Associates Corporation, N.A., 5.750% Due 11/01/03	1,000,000	1,042,500
Citicorp, 7.125% Due 5/15/06	1,080,000	1,156,950
Comerica Bank, 7.250% Due 10/15/02	1,000,000	1,035,000
Duke Realty Corporation, 7.375% Due 9/22/05	1,000,000	1,056,250
Household Finance Corporation, 6.000% Due 5/01/04	1,000,000	1,040,000
International Lease Finance Corporation, 5.850% Due 11/25/03	1,000,000	1,031,250
Mercantile Bank, 7.625% Due 10/15/02	1,000,000	1,037,500
Regency Centers, 7.125% Due 7/15/05	1,000,000	1,037,500
Wachovia Bank Corporation, 6.700% Due 6/21/04	1,000,000	1,056,250
Wells Fargo & Company, 7.250% Due 8/24/05	1,000,000	1,080,000

Total Finance: 23.7%		$10,573,200
Industrial
Dupont EI Nemour, 6.750% Due 10/15/04	1,000,000	1,071,250
Eli Lilly, 6.250% Due 3/15/03	1,000,000	1,036,250
Emerson Electric Company, 7.875% Due 6/01/05	1,000,000	1,095,000
General Electric, 6.520% Due 10/08/02	1,000,000	1,032,500
General Mills Incorporated, 7.000% Due 4/17/02	1,000,000	1,011,250
Procter & Gamble Global Bond, 6.600% Due 12/15/04	1,000,000	1,066,250
Quaker Oats, 9.150% Due 11/15/02	1,000,000	1,055,000
Sonoco Products, 5.875% Due 11/01/03	1,000,000	1,032,500
The Tribune Company, 5.750% Due 9/15/03	1,000,000	1,026,250
Tyco International Group, 5.800% Due 8/01/06	1,000,000	1,001,250

Total Industrial: 23.4%		$10,427,500
Utilities
Consolidated Edison Corporation, 6.375% Due 4/01/03	1,000,000	1,033,750
Enron Corporation, 6.750% Due 7/01/05	1,000,000	20,000
National Rural Utilities, 6.650% Due 10/01/05	1,000,000	1,046,250
Public Service Electric & Gas Company, 7.190% Due 9/06/02	1,000,000	1,030,000
South Carolina Electric and Gas, 6.250% Due 12/15/03	1,000,000	1,038,750

Total Utilities: 9.4%		$4,168,750
United States Government Agency Obligations
Federal Home Loan Bank, 5.375% Due 2/15/06	2,500,000	2,560,938
Federal Home Loan Bank, 6.000% Due 8/15/02	6,500,000	6,654,635
Federal National Mortgage Association, 3.550% Due 11/19/04	1,000,000	992,500
Federal National Mortgage Association, 5.750% Due 4/15/03	1,000,000	1,040,279

Total United States Government Agency Obligations: 25.2%		$11,248,352
United States Government Treasury Obligations
United States Treasury Note, 5.750% Due 8/15/03	2,500,000	2,619,042
United States Treasury Note, 6.375% Due 8/15/02	2,750,000	2,828,312
United States Treasury Note, 7.875% Due 11/15/04	1,000,000	1,111,914

Total United States Government Treasury Obligations: 14.7%		$6,559,268
Total Fixed Income — Bonds: 96.4%		$42,977,070
(Fixed Income Identified Cost $42,660,858)
Cash Equivalents
Dreyfus U.S. Treasury Prime Money Market Fund 1.55% yield		1,585,123

Total Cash Equivalents: 3.60%		$1,585,123
(Cash Equivalents Identified Cost $1,585,123)
Total Portfolio Value: 100.00%		$44,562,193
(Total Portfolio Identified Cost $44,245,981)
Other Assets Less Liabilities		$759,159
Total Net Assets		$45,321,352

The accompanying notes are an integral part of the financial statements.

JIC Institutional Bond Fund II	Portfolio of Investments as of December 31, 2001

Fixed Income Securities — Bonds

	Face Value	Dollar Value

Finance
American Express, 6.875% Due 11/01/05	500,000	528,750
Associates Corporation, N.A., 5.750% Due 11/01/03	500,000	521,250
Citicorp, 7.125% Due 5/15/06	500,000	535,625
Comerica Bank, 7.250% Due 10/15/02	500,000	517,500
Household Finance Corporation, 6.000% Due 5/01/04	500,000	520,000
International Lease Finance Corporation, 5.850% Due 11/25/03	500,000	515,625
Mercantile Bank, 7.625% Due 10/15/02	500,000	518,750
PNC Funding Corp., 6.875% Due 7/15/07	500,000	528,125
Regency Centers LP, 7.400% Due 4/01/04	500,000	521,875
Wachovia Bank Corporation, 6.700% Due 6/21/04	500,000	528,125
Wells Fargo & Company, 7.250% Due 8/24/05	500,000	540,000

Total Finance: 12.7%		$5,775,625
Industrial
Coca-Cola Bottling Company, 6.375% Due 5/01/09	500,000	494,375
Dupont EI Nemour, 6.750% Due 10/15/04	500,000	535,625
Eli Lilly, 6.250% Due 3/15/03	500,000	518,125
Emerson Electric Company, 7.875% Due 6/01/05	500,000	547,500
Gap Incorporated, 6.900% Due 9/15/07	70,000	56,876
General Electric, 6.520% Due 10/08/02	500,000	516,250
General Mills Incorporated, 7.000% Due 4/17/02	500,000	505,625
Gillette Company, 5.750% Due 10/15/05	500,000	511,250
Guidant Corporation, 6.150% Due 2/15/06	500,000	505,625
Hertz Corporation, 6.250% Due 3/15/09	500,000	463,750
Honeywell International, 6.200% Due 2/01/08	500,000	505,000
IBM Corporation, 6.450% Due 8/01/07	500,000	528,125
McDonald’s Corporation, 5.950% Due 1/15/08	425,000	436,687
PPG Industries, 6.875% Due 8/01/05	500,000	523,750
Procter & Gamble Global Bond, 6.600% Due 12/15/04	500,000	533,125
The Tribune Company, 5.750% Due 9/15/03	500,000	513,125
Time Warner Entertainment, 7.250% Due 9/01/08	500,000	528,125
Tyco International Group, 6.125% Due 1/15/09	500,000	490,625
Wal-Mart Stores, 6.875% Due 8/10/09	500,000	540,625
Walt Disney Company, 5.800% Due 10/27/08	500,000	488,750

Total Industrial: 21.5%.		$9,742,938
Utilities
Baltimore Gas & Electric, 6.625% Due 3/15/08	500,000	510,625
Bellsouth Capital Funding, 7.750% Due 2/15/10	500,000	546,875
Consolidated Edison Corporation, 6.375% Due 4/01/03	500,000	516,875
GTE Corporation, 7.510% Due 4/01/09	500,000	535,000
National Rural Utilities, 5.700% Due 1/15/10	500,000	483,125
Public Service Electric & Gas Company, 7.190% Due 9/06/02	500,000	515,000
South Carolina Electric and Gas, 6.250% Due 12/15/03	500,000	519,375

Total Utilities: 8.0%.		$3,626,875
United States Government Agency Obligations
Federal Home Loan Bank, 6.375% Due 8/15/06	2,000,000	2,130,562
Federal Home Loan Mortgage Corp., 7.100% Due 4/10/07	1,000,000	1,100,453
Federal National Mortgage Association, 5.125% Due 2/13/04	4,000,000	4,136,460
Federal National Mortgage Association, 5.750% Due 4/15/03	1,000,000	1,040,279
Tennessee Valley Authority, 6.375% Due 6/15/05	6,000,000	6,367,500

Total United States Government Agency Obligations: 32.5%		$14,775,254

The accompanying notes are an integral part of the financial statements.

JIC Institutional Bond Fund II	Portfolio of Investments as of December 31, 2001

Fixed Income Securities — Bonds	Face Value	Dollar Value

United States Government Treasury Obligations
United States Treasury Note, 5.000% Due 8/15/11	1,000,000	997,500
United States Treasury Note, 5.500% Due 2/15/08	500,000	521,914
United States Treasury Note, 5.750% Due 8/15/03	500,000	523,808
United States Treasury Note, 5.875% Due 2/15/04	3,000,000	3,165,468
United States Treasury Note, 6.375% Due 8/15/02	400,000	411,391
United States Treasury Note, 6.500% Due 8/15/05	2,250,000	2,436,943
United States Treasury Note, 6.625% Due 5/15/07	500,000	549,571
United States Treasury Note, 7.000% Due 7/15/06	1,000,000	1,107,969

Total United States Government Treasury Obligations: 21.4%.		$9,714,564
Total Fixed Income — Bonds: 96.1%		$43,635,256
(Fixed Income Identified Cost $41,460,020)
Cash Equivalents
Dreyfus U.S. Treasury Prime Money Market Fund 1.55% yield		1,760,405

Total Cash Equivalents: 3.9%.		$1,760,405
(Cash Equivalents Identified Cost $1,760,405)
Total Portfolio Value: 100.00%.		$45,395,661
(Total Portfolio Identified Cost $43,220,425)
Other Assets Less Liabilities		$707,824
Total Net Assets		$46,103,485

The accompanying notes are an integral part of the financial statements.

JIC Institutional Bond Fund III	Portfolio of Investments as of December 31, 2001

Fixed Income Securities — Bonds

	Face Value	Dollar Value

Finance
Allstate Corporation, 7.200% Due 12/01/09	500,000	529,375
American Express, 6.875% Due 11/01/05	500,000	528,750
American General Finance, 8.125% Due 8/15/09	500,000	546,875
Associates Corporation, N.A., 5.750% Due 11/01/03	500,000	521,250
CB Mellon Financial, 6.700% Due 3/01/08	500,000	523,750
Comerica Bank, 7.250% Due 10/15/02	500,000	517,500
Household Finance Corporation Global Issue, 6.000% Due 5/01/04	500,000	520,000
International Lease Finance Corporation, 5.850% Due 11/25/03	500,000	515,625
Mercantile Bank, 7.625% Due 10/15/02	500,000	518,750
National City Bank, 6.250% Due 3/15/11	500,000	492,500
PNC Funding Corp., 6.875% Due 7/15/07	500,000	528,125
Regency Centers, 7.125% Due 7/15/05	500,000	518,750
Suntrust Banks Inc., 7.750% Due 5/01/10	500,000	548,125
Wachovia Bank Corporation, 6.700% Due 6/21/04	500,000	528,125
Wells Fargo & Company, 7.250% Due 8/24/05	500,000	540,000

Total Finance: 19.3%		$7,877,500
Industrial
Coca-Cola Bottling Company, 6.375% Due 5/01/09	500,000	494,375
Dupont EI Nemour, 6.750% Due 10/15/04	500,000	535,625
Eli Lilly & Company, 8.375% Due 12/01/06	500,000	570,000
Emerson Electric Company, 7.875% Due 6/01/05	500,000	547,500
Gap Incorporated, 6.900% Due 9/15/07	70,000	56,876
General Electric, 6.520% Due 10/08/02	500,000	516,250
General Mills Incorporated, 7.000% Due 4/17/02	500,000	505,625
Gillette Company, 5.750% Due 10/15/05	500,000	511,250
Guidant Corporation, 6.150% Due 2/15/06	500,000	505,625
Hertz Corporation, 6.250% Due 3/15/09	500,000	463,750
Honeywell International, 6.200% Due 2/01/08	500,000	505,000
IBM Corporation, 6.450% Due 8/01/07	500,000	528,125
Lowes Companies Inc., 8.250% Due 6/01/10	500,000	565,000
McDonald’s Corporation, 8.875% Due 4/01/11	500,000	602,500
Motorola Inc., 7.625% Due 11/15/10	500,000	492,500
Procter & Gamble Global Bond, 6.600% Due 12/15/04	500,000	533,125
Texaco Capital, 6.000% Due 6/15/05	500,000	522,500
Time Warner Entertainment, 7.250% Due 9/01/08	500,000	528,125
Tyco International Group, 6.125% Due1/15/09	500,000	490,625
Wal-Mart Stores, 6.875% Due 8/10/09	500,000	540,625
Walt Disney Company, 5.800% Due 10/27/08	500,000	488,750
Washington Post, 5.500% Due 2/15/09	500,000	485,625

Total Industrial: 26.9%		$10,989,376
Utilities
Bellsouth Capital Funding, 7.750% Due 2/15/10	500,000	546,875
Consolidated Edison Corporation, 6.375% Due 4/01/03	500,000	516,875
GTE Corporation, 7.510% Due 4/01/09	500,000	535,000
National Rural Utilities, 5.700% Due 1/15/10	500,000	483,125
Public Service Electric & Gas Company, 7.190% Due 9/06/02	500,000	515,000

Total Utilities: 6.4%		$2,596,875

The accompanying notes are an integral part of the financial statements.

JIC Institutional Bond Fund III	Portfolio of Investments as of December 31, 2001

Fixed Income Securities — Bonds

	Face Value	Dollar Value

United States Government Agency Obligations
Federal Home Loan Bank, 5.500% Due 12/11/13	1,000,000	952,201
Federal Home Loan Bank, 7.605% Due 2/25/15	500,000	554,375
Federal Home Loan Mortgage Corp., 5.125% Due 10/15/08	500,000	493,196
Federal Home Loan Mortgage Corp., 5.950% Due 1/19/06	1,000,000	1,048,292
Federal Home Loan Mortgage Corp., 7.000% Due 3/15/10	500,000	543,814
Federal Home Loan Mortgage Corp., 7.100% Due 4/10/07	2,000,000	2,200,906
Federal National Mortgage Association, 5.125% Due 2/13/04	1,000,000	1,034,115
Federal National Mortgage Association, 5.250% Due 1/15/09	500,000	494,985
Student Loan Mortgage Association, 7.375% Due 8/01/11	500,000	556,250
Tennessee Valley Authority, 6.375% Due 6/15/05	1,000,000	1,061,250

Total United States Government Agency Obligations: 21.9%		$8,939,384
United States Government Treasury Obligations
United States Treasury Note, 5.000% Due 8/15/11	2,000,000	1,995,000
United States Treasury Note, 5.500% Due 2/15/08	1,000,000	1,043,828
United States Treasury Note, 5.875% Due 2/15/04	500,000	527,578
United States Treasury Note, 6.375% Due 8/15/02	250,000	257,119
United States Treasury Note, 6.500% Due 2/15/10	1,000,000	1,098,594
United States Treasury Note, 6.500% Due 8/15/05	500,000	541,543
United States Treasury Note, 6.625% Due 5/15/07	1,000,000	1,099,141
United States Treasury Note, 7.000% Due 7/15/06	2,500,000	2,769,923

Total United States Government Treasury Obligations: 22.8%		$9,332,726
Total Fixed Income — Bonds: 97.3%.		$39,735,861
(Fixed Income Identified Cost $37,749,959)
Cash Equivalents
Dreyfus U.S. Treasury Prime Money Market Fund 1.55% yield		1,109,400

Total Cash Equivalents: 2.7%		$1,109,400
(Cash Equivalents Identified Cost $1,109,400)
Total Portfolio Value: 100.00%		$40,845,261
(Total Portfolio Identified Cost $38,859,359)
Other Assets Less Liabilities		$703,758
Total Net Assets		$41,549,019

The accompanying notes are an integral part of the financial statements.

JOHNSON MUTUAL FUNDS	December 31, 2001

Statement of Assets and Liabilities

	Bond Funds

	Institutional	Institutional	Institutional
	Bond Fund I	Bond Fund II	Bond Fund III

	12/31/2001	12/31/2001	12/31/2001

Assets:
Investment Securities at Market Value*	$44,562,193	$45,395,661	$40,845,261
Dividends and Interest Receivable	$770,777	$719,584	$714,350

Total Assets	$45,332,970	$46,115,245	$41,559,611
Liabilities:
Accrued Management Fees	$11,618	$11,760	$10,592

Total Liabilities	$11,618	$11,760	$10,592
Net Assets	$45,321,352	$46,103,485	$41,549,019
Net Assets Consist of:
Paid in Capital	$45,012,138	$44,656,302	$40,093,282
Undistributed Net Investment Income	$1,248	$77	$226
Undistributed Net Realized Gain (Loss) from Security Transactions	$(8,246)	$(728,130)	$(530,391)
Net Unrealized Gain (Loss) on Investments	$316,212	$2,175,236	$1,985,902

Net Assets	$45,321,352	$46,103,485	$41,549,019
Shares Outstanding	2,999,442	2,972,974	2,682,827
Offering, Redemption and Net Asset Value Per Share	$15.11	$15.51	$15.49
*Identified Cost of Securities	$44,245,981	$43,220,425	$38,859,359

The accompanying notes are an integral part of the financial statements.

JOHNSON MUTUAL FUNDS	December 31, 2001

Statement of Operations

	Bond Funds

	Institutional	Institutional	Institutional
	Bond Fund I	Bond Fund II	Bond Fund III

	12/31/2001	12/31/2001	12/31/2001

Investment Income:
Interest	$2,970,076	$2,940,083	$2,688,852

Total Investment Income	$2,970,076	$2,940,083	$2,688,852
Expenses:
Management Fee	$144,499	$142,943	$128,793

Total Expenses	$144,499	$142,943	$128,793
Net Investment Income	$2,825,577	$2,797,140	$2,560,059
Realized and Unrealized Gains (Losses):
Net Realized Gain (Loss) from Security Transactions	($8,213)	($727,721)	($530,293)
Net Unrealized Gain (Loss) on Investments	($221,038)	$1,117,464	$760,397

Net Gain (Loss) on Investments	($229,251)	$389,743	$230,104
Net Increase (Decrease) in Assets from Operations	$2,596,326	$3,186,883	$2,790,163

The accompanying notes are an integral part of the financial statements.

JOHNSON MUTUAL FUNDS	December 31, 2001

Statement of Changes in Net Assets

	Bond Funds

	Institutional Bond Fund I		Institutional Bond Fund II		Institutional Bond Fund III

	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended
	12/31/2001	12/31/2000*	12/31/2001	12/31/2000*	12/31/2001	12/31/2000*

Operations:
Net Investment Income	$2,825,577	$717,149	$2,797,140	$663,783	$2,560,059	$681,417
Net Realized Gain (Loss) from Security Transactions	($8,213)	($33)	($727,721)	($409)	($530,293)	($98)
Net Unrealized Gain (Loss) on Investments	($221,038)	$537,250	$1,117,464	$1,057,772	$760,397	$1,225,505

Net Increase (Decrease) in Assets from Operations	$2,596,326	$1,254,366	$3,186,883	$1,721,146	$2,790,163	$1,906,824
Distributions to Shareholders:
Net Investment Income	($2,845,793)	($717,518)	($2,814,761)	($664,060)	($2,560,243)	($681,007)

Net (Decrease) in Assets from Distributions	($2,845,793)	($717,518)	($2,814,761)	($664,060)	($2,560,243)	($681,007)
Capital Share Transactions:
Proceeds From Sale of Shares	$5,457,892	$50,274,148	$4,790,761	$47,848,829	$4,575,344	$43,302,159
Net Asset Value of Shares Issued on Reinvestment of Dividends/Gains	$0	$0	$0	$0	$0	$0
Cost of Shares Redeemed	($9,314,287)	($1,383,782)	($7,080,967)	($884,346)	($6,666,453)	($1,117,768)

Net Increase (Decrease) in Assets from Capital Share Transactions	($3,856,395)	$48,890,366	($2,290,206)	$46,964,483	($2,091,109)	$42,184,391
Net Change in Net Assets	($4,105,862)	$49,427,214	($1,918,084)	$48,021,569	($1,861,189)	$43,410,208
Net Assets at Beginning of Period	$49,427,214	$0	$48,021,569	$0	$43,410,208	$0
Net Assets at End of Period	$45,321,352	$49,427,214	$46,103,485	$48,021,569	$41,549,019	$43,410,208

* Inception Date 8/31/00

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS	Institutional Bond Funds

Selected Data for a Share Outstanding Throughout the Period:

	Fund I		Fund II		Fund III

		Period ended		Period ended		Period ended
	Year ended	8/31/00 to	Year ended	8/31/00 to	Year ended	8/31/00 to
	12/31/2001	12/31/2000	12/31/2001	12/31/2000	12/31/2001	12/31/2000

Net Asset Value Beginning of Period	$15.21	$15.00	$15.40	$15.00	$15.42	$15.00
Operations:
Net Investment Income	$0.91	$0.27	$0.93	$0.27	$0.94	$0.28
Net Gains (Losses) on Securities (Realized and Unrealized)	($0.10)	$0.21	$0.11	$0.40	$0.07	$0.42

Total Operations	$0.81	$0.48	$1.04	$0.67	$1.01	$0.70
Distributions:
Dividends from Net Investment Income	($0.91)	($0.27)	($0.93)	($0.27)	($0.94)	($0.28)
Distributions from Net Realized Capital Gains	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

Total Distributions	($0.91)	($0.27)	($0.93)	($0.27)	($0.94)	($0.28)
Net Asset Value at End of Period	$15.11	$15.21	$15.51	$15.40	$15.49	$15.42
Total Return	5.42%	3.23%	6.86%	4.49%	6.65%	4.72%
Net Assets End of Period (Millions)	$45.34	$49.43	$46.12	$48.02	$41.55	$43.41
Ratios (1)
Ratio of Expenses to
Average Net Assets	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of Net Income to Average Net Assets	5.89%	6.88%	5.89%	6.77%	5.98%	7.09%
Portfolio Turnover Rate	34.18%	4.04%	12.03%	0.51%	17.26%	2.79%

The accompanying notes are an integral part of the financial statements.

NOTES TO THE FINANCIAL STATEMENTS

1)	Organization:

The JIC Institutional Bond Fund I, JIC Institutional Bond Fund II, and JIC Institutional Bond Fund III are each diversified series of the Johnson Mutual Funds Trust, and are registered under the Investment Company Act of 1940, as amended, as no-load, open-end investment companies. The Johnson Mutual Funds Trust was established as an Ohio business trust under an Agreement and Declaration of Trust dated September 30, 1992. The JIC Institutional Bond Fund I, JIC Institutional Bond Fund II, and JIC Institutional Bond Fund III began offering their shares publicly on August 31, 2000.

The investment objective of the JIC Institutional Bond Fund I is a high level of income over the long term consistent with preservation of capital with income characteristics similar to 1 to 3 year bonds. The investment objective of the JIC Institutional Bond Fund II is a high level of income over the long term consistent with preservation of capital with income characteristics similar to 3 to 5 year bonds. The investment objective of the JIC Institutional Bond Fund III is a high level of income over the long term consistent with preservation of capital with income characteristics similar to 5 to 7 year bonds.

2)	Summary of Significant Accounting Policies:

Security Valuation and Transactions:
The investments in securities are carried at market value. The market quotation used for fixed income securities are valued by using independent pricing services which use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Valuation is determined as of 4:00 p.m. Eastern time on each day that the New York Stock Exchange is open for business and on any other day on which there is sufficient trading in a Fund’s securities to materially affect the net asset value. Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Investment Income and Realized Capital Gains and Losses on Investment Securities:

Interest income is recorded on an accrual basis. Gains and losses on sales of investments are calculated using the specific identification method.

Income Taxes:

It is the Funds’ policy to distribute annually, prior to the end of the year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service. This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the calendar year, any remaining net investment income and net realized capital gains to comply with the special provisions of the Internal Revenue Code available to registered investment companies. Accordingly, no tax provision is required.

Distributions:

Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to realized gains and/or paid-in-capital.

3)	Investment Advisory Agreement:

The investment advisory agreement provides that Johnson Investment Counsel, Inc. (the Adviser) will pay all of the Funds’ operating expenses, excluding brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short) and extraordinary expenses. The JIC Institutional Bond Fund I, JIC Institutional Bond Fund II, and JIC Institutional Bond Fund III paid the Adviser a management fee at the annual rate of 0.30% of each Funds’ average daily net assets, which was accrued daily and paid monthly.

The Adviser received management fees for the period January 1 — December 31, 2001 as indicated below.

Fund	Fee	Fee

JIC Institutional Bond Fund I	0.30%	$144,499
JIC Institutional Bond Fund II	0.30%	$142,943
JIC Institutional Bond Fund III	0.30%	$128,793

The above description applies to the investment advisory agreement in effect prior to December 18, 2001, as well as those in effect on or after that date. On December 18, 2001, the shareholders approved a new agreement between the Adviser and the respective Funds after the acquisition of the assets of the Johnson Investment Counsel, Inc. by a corporation formed by a group of its employees. The new agreement is identical in all material aspects to the old agreement, with the exception of the dates of execution, effectiveness and termination.

NOTES TO THE FINANCIAL STATEMENTS

4)	Related Party Transactions:

All officers and one Trustee of the Johnson Mutual Funds Trust are employees of Johnson Investment Counsel, Inc., the Adviser. There are three independent Trustees. Each of the three independent Trustees received compensation during the 12 months ending December 31, 2001 of $6,000 for his responsibilities as Trustee and has received no additional compensation from the Trust. Total Compensation for the Trustees, as a group was $18,000 for the period and as a group they received no additional compensation from the Trust. The Trust consists of eight Funds: Johnson Growth Fund, Johnson Opportunity Fund, Johnson Realty Fund, Johnson Fixed Income Fund, Johnson Municipal Income Fund, JIC Institutional Bond Fund I, JIC Institutional Bond Fund II, and JIC Institutional Bond Fund III. The Adviser is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of the Funds. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2001, Covie and Company could be deemed to beneficially own (because of its control or discretion over) in aggregate more than 25% of the JIC Institutional Bond Fund I, JIC Institutional Bond Fund II, and JIC Institutional Bond Fund III.

     Johnson Financial, Inc. is a wholly owned subsidiary of Johnson Investment Counsel, Inc., the Adviser. Johnson Financial, Inc. provides transfer agency, fund accounting, and administration services to the Funds. These services are paid for by the Adviser.

5)	Purchases and Sales of Securities:

During January 1 through December 31, 2001, purchases and sales of investment securities aggregated:

	Investment Securities Other
	Than Short Term Investments
	and
	U.S. Government Obligations		U.S. Government Obligations

Fund	Purchases	Sales	Purchases	Sales

JIC Institutional Bond Fund I	$11,899,989	$12,399,299	$3,972,280	$7,377,209
JIC Institutional Bond Fund II	$4,500,050	$6,406,309	$1,033,349	$2,672,822
JIC Institutional Bond Fund III	$3,981,763	$8,832,708	$3,186,834	$1,040,607

6)	Capital Share Transactions:

As of December 31, 2001, there were an unlimited number of capital shares of no par value authorized. Each Fund records purchases of its capital shares at the daily net asset value next determined after receipt of a shareholder’s check or wire and application in proper form. Redemptions are recorded at the net asset value next determined following receipt of a shareholder’s written or telephone request in proper form.

Capital Share Transactions for the Period January 1 — December 31, 2001:

	JIC	JIC	JIC
	Institutional	Institutional	Institutional
	Bond Fund I	Bond Fund II	Bond Fund III

Shares Sold to Investors	354,084	305,354	291,066
Shares Issued on Reinvestment Dividends	0	0	0

Subtotal	354,084	305,354	291,066
Shares Redeemed	(603,560)	(450,915)	(423,724)

Net Increase/Decrease During Period	(249,476)	(145,561)	(132,658)
Shares Outstanding:
December 31, 2000 (Beginning of Period)	3,248,918	3,118,535	2,815,485
December 31, 2001 (End of Period)	2,999,442	2,972,974	2,682,827

7)	Security Transactions:

For Federal income tax purposes, the cost of investments owned on December 31, 2001 was the same as identified cost. As of December 31, 2001 the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

			Net
			Appreciation
Fund	Appreciation	(Depreciation)	(Depreciation)

JIC Institutional Bond Fund I	$1,362,611	$(1,046,399)	$316,212
JIC Institutional Bond Fund II	$2,236,163	$(60,927)	$2,175,236
JIC Institutional Bond Fund III	$2,069,514	$(83,612)	$1,985,902

NOTES TO THE FINANCIAL STATEMENTS

8)	Estimates:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

9)	Net Investment Income and Net Realized Capital Losses:

As of December 31, 2001, the JIC Institutional Bond Fund I had accumulated net realized capital loss carryovers of ($33) expiring in 2008 and ($8,213) expiring in 2009. To the extent that the JIC Institutional Bond Fund I realizes future net capital gains, those gains will be offset by any unused capital loss carryovers.

As of December 31, 2001, the JIC Institutional Bond Fund II had accumulated net realized capital loss carryovers of ($409) expiring in 2008 and ($727,721) expiring in 2009. To the extent that the JIC Institutional Bond Fund II realizes future net capital gains, those gains will be offset by any unused capital loss carryovers.

As of December 31, 2001, the JIC Institutional Bond Fund III had accumulated net realized capital loss carryovers of ($98) expiring in 2008 and ($530,293) expiring in 2009. To the extent that the JIC Institutional Bond Fund III realizes future net capital gains, those gains will be offset by any unused capital loss carryovers.

10)	Results of Shareholders’ Meeting (Unaudited):

At the Special Meeting of Shareholders held on December 18, 2001, the shareholders of the Funds voted on and approved the following matters in person or by proxy vote:

Approval of the new management agreement between the Johnson Mutual Funds Trust and Johnson Investment Counsel, Inc. with regard to the JIC Institutional Bonds Funds I, II, and III:

Report of Shares Voted:

Name of Fund	For Approval	Against Approval	Abstain	Total

JIC Institutional Bond Fund I	3,005,844,972	0	0	3,005,844,972
JIC Institutional Bond Fund II	2,959,088,184	0	0	2,959,088,184
JIC Institutional Bond Fund III	2,660,959,986	0	0	2,660,959,986

INDEPENDENT AUDITOR’S REPORT

To The Shareholders and Board of Trustees
Johnson Mutual Funds Trust:

We have audited the statements of assets and liabilities, including the portfolios of investments, of the JIC Institutional Bond Fund I, JIC Institutional Bond Fund II, and JIC Institutional Bond Fund III (three of the portfolios constituting the Johnson Mutual Funds Trust (“the Trust”)) as of December 31, 2001, and the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year then ended, and the period from August 31, 2000 (commencement of operations) to December 31, 2000 in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios of the Johnson Mutual Funds Trust as of December 31, 2001, and the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year then ended, and the period from August 31, 2000 (commencement of operations) to December 31, 2000 in the period then ended in conformity with accounting principles generally accepted in the United States of America.

McCurdy & Associates CPA’s, Inc.
Westlake, Ohio
January 18, 2002

TRUSTEES AND OFFICERS

Information pertaining to the Trustees and Officers of the Fund is provided below. Trustees who are not deemed to be interested persons of the Fund, as defined in the Investment Company Act of 1940, are referred to as Independent Trustees. Trustees who are deemed to be “interested persons” of the Fund are referred to as Interested Trustees.

				Number of
	Current	Term of Office		Portfolios	Other Directorships
	Position Held	and Length of		Overseen within	Held Outside
Name, Address, and Age	with Fund	Time Served	Principal Occupation during past 5 years	Fund Complex	Fund Complex

Interested Trustees

Timothy E. Johnson (59) 3777 West Fork Rd. Cincinnati, OH 45247	President and Trustee	Since 1993	President and a Director of Johnson Investment Counsel, Inc., the Trust’s Adviser, and Professor of Finance at the University of Cincinnati	8	None

Independent Trustees

John W. Craig (67) 3777 West Fork Rd. Cincinnati, OH 45247	Trustee	Since 1993	Chairman and Chief Executive Officer of CP&I, Inc., a real estate property development and management company	8	None

Ronald H. McSwain (59) 3777 West Fork Rd. Cincinnati, OH 45247	Trustee	Since 1993	President of McSwain Carpets, Inc. until 2001; partner of P & R Realty, a real-estate development partnership, since 1984	8	None

Kenneth S. Shull (71) 3777 West Fork Rd. Cincinnati, OH 45247	Trustee	Since 1993	Retired plant engineer at The Procter and Gamble Company	8	None

Officers

Dale H. Coates (43) 3777 West Fork Rd. Cincinnati, OH 45247	Vice President	Since 1993	Director of Research and Portfolio Manager of the Trust’s Adviser	8	None

Richard T. Miller (55) 3777 West Fork Rd. Cincinnati, OH 45247	Vice President	Since 1993	Portfolio Manager of the Trust’s Adviser	8	None

Dianna J. Thiel (37) 3777 West Fork Rd. Cincinnati, OH 45247	Chief Financial Officer and Treasurer	Since 1993	Portfolio Manager of the Trust’s Adviser	8	None

David C. Tedford (48) 3777 West Fork Rd. Cincinnati, OH 45247	Secretary	Since 1993	Vice President of Operations of the Trust’s Adviser	8	None

Mr. Johnson is an interested person of the Trust because he is a director, officer and employee of the Trust’s Adviser and an officer of the Trust.

The Statement of Additional Information includes additional information about the Trustees and is available without charge, upon request, by calling (513) 661-3100 or toll free at (800) 541-0170.

Trustees and Officers

Timothy E. Johnson John W. Craig Ronald H. McSwain Kenneth S. Shull	Trustee, President Independent Trustee Independent Trustee Independent Trustee

Dale H. Coates Richard T. Miller David C. Tedford Dianna J. Thiel	Vice President Vice President Secretary CFO, Treasurer

Transfer Agent and Fund Accountant
Johnson Financial, Inc.
3777 West Fork Road
Cincinnati, Ohio 45247
(513) 661-3100   (800) 541-0170

Custodian
The Provident Bank
Three East Fourth Street
Cincinnati, Ohio 45202

Auditors
McCurdy & Associates CPA’s, Inc.
27955 Clemens Road
Westlake, Ohio 44145

Legal Counsel
Thompson Hine, L.L.P.
312 Walnut Street, 14th Floor
Cincinnati, Ohio 45202

Brown, Cummins & Brown Co., L.P.A.
3500 Carew Tower
Cincinnati, Ohio 45202

This report is authorized for distribution to prospective investors only when accompanied or preceded by the Funds’ prospectus, which illustrates each Fund’s objectives, policies, management fees, and other information that may be helpful in making an investment decision.

Investment Company Act #811-7254